TERM OBLIGATIONS	12 Months Ended
Dec. 31, 2021
TERM OBLIGATIONS
TERM OBLIGATIONS

NOTE 6. - LONG-TERM OBLIGATIONS

Notes Payable - Other - Term notes payable - other consist of:

	December 31,
	2021	2020
2016 note payable, 6%, unsecured, due December 31, 2021 (A)	$500,000	$500,000
Note payable, 10%, secured, due January 1, 2018 (B)	265,000	265,000
Convertible term note payable,12%, secured, due January 1, 2024 (C)	175,000	175,000
Term note payable - PBGC, 6%, secured (D)	0	246,000
2020 note payable, 6%, unsecured, due August 24, 2024 (E)	166,473	166,473
Convertible term note payable,7%, secured (F)	100,000	100,000
Convertible notes payable, 6%, due January 1, 2024 (G)	9,000	9,000
Accrued interest due after 2021(H)	7,836	7,296
	1,223,309	1,468,769
Less: deferred financing costs	0	6,555
	1,223,309	1,462,214
Less: current maturities	765,000	1,004,445
	$458,309	$457,769

(A)	2016 note payable, 6%, unsecured, due December 31, 2021 - On March 14, 2016, the Company entered into an unsecured financing agreement with a third-party lender. At December 31, 2016, the Company was obligated for $500,000. Borrowings bear interest at 6% with interest payments due quarterly. Principal was due on December 31, 2021 and is now past due. Principal and interest may become immediately due and payable upon the occurrence of customary events of default. In consideration for providing the financing, the Company paid the lender a fee of 2,500,000 shares of its common stock valued at $37,500 on the date of the agreement based upon the closing bid quotation of its common stock on the OTC Bulletin Board on that date. These deferred financing costs are recorded as a reduction of the principal owed and are amortized over the life of the debt. The balance of the note payable was $467,225 at December 31, 2016 consisting of principal due of 500,000 offset by deferred financing costs of $32,775. As of December 31, 2021, the balance was $500,000 (2020 - $493,445). The lender has piggy back registration rights for these shares. The Company’s Chief Executive Officer and President agreed to guarantee the loan obligations if he is no longer an “affiliate” of the Company as defined by Securities and Exchange Commission rules.

(B)	Note payable, 10%, secured, due January 1, 2018 - During the years ended December 31, 2004 and 2003, the Company issued secured notes payable aggregating $265,000. These borrowings bear interest at 10% and were due, as modified on January 1, 2018. This note has not been further extended and is past due. The notes are secured by a first lien on accounts receivable that are not otherwise used by the Company as collateral for other borrowings and by a second lien on accounts receivable.

(C)	Convertible term note payable, 12%, secured, due January 1, 2024 - The Company entered into a secured loan agreement during 2008 for working capital. The loan bears interest at 12%, which is payable monthly and was due, as modified on August 31, 2018 for an aggregate of $175,000. During 2009, the note was modified for its conversion into common shares at $0.25 per share, which was the closing price of the Company’s common stock on the date of the modification. The note is secured by a subordinate lien on all assets of the Company.
(D)	Term note payable - PBGC, 6%, secured - On October 17, 2011, in accordance with the settlement agreement dated September 6, 2011 the Company issued a secured promissory note in favor of the PBGC for $300,000 bearing interest at 6% per annum due in scheduled quarterly payments over a seven-year period with a balloon payment of $219,000 due on September 15, 2018. During 2021, the Company settled the long-term debt agreement with the PBGC for $200,000 and accrued interest of approximately $74,500. The PBGC released the remaining principal and accrued interest owed. The Company recorded a gain of approximately $120,500.

(E)	2020 note payable, 6%, unsecured, due August 24, 2024 - The Company entered into a promissory note agreement dated August 24, 2020 with a third-party lender. The note represents the negotiated amount owed due to the lender after a payment in the amount of $550,000 was made to settle previous notes and interest held by the Lender See Note 6 and item (B) of this note. The principal amount of the new note is $166,473. This note becomes due on August 24, 2024.

(F)	Convertible term note payable, 7%, secured, due January 1, 2024 - The note bears interest at the rate of 7% per annum, payable monthly, and is secured by a subordinate lien on all the Company’s assets. The note's principal is convertible at the option of the holder into shares of the Company’s common stock at $0.10 per share, which was the price of the Company's common stock on the closing date of the agreement.

(G)	Convertible notes payable, 6%, due January 1, 2024 - The Company has a note payable to a former related party in the amount of $9,000. The note’s maturity was extended to January 1, 2024 from January 1, 2021. In consideration for this extension, the Company agreed to issue the borrower 25,000 options with a 3-year term to purchase common stock of Infinite Group Inc. exercisable at $0.10 per share. Principal and accrued interest are convertible at the option of the holder into shares of common stock at $0.05 per share. The note beared interest at 6% at December 31, 2021 and December 31, 2020. The rate is adjusted annually, on January 1st of each year, to the prime rate in effect on December 31st of the immediately preceding year, plus one and one quarter percent, and in no event, shall the interest rate be less than 6% per annum. The rate effective as of January 1, 2021 and 2022 was 6%.

(H)	Accrued interest due after 2021 - The accrued interest for items (G) above is not due until the due date of the respective loan.

Notes Payable - Related Parties

Notes payable - related parties consist of:

	December 31,
	2021	2020
Note payable, up to $500,000, 7.5%, due August 31, 2026 (A)	$499,000	$250,000
2020 Note payable, 6%, due January 1, 2024 (B)	328,000	328,000
Convertible notes payable, 6% (C)	146,300	146,300
Convertible note payable, 7%, due June 30, 2023 (D)	25,000	25,000
Note payable, $100,000 line of credit, 6%, unsecured (E)	90,000	90,000
Note payable, $75,000 line of credit, 6%, unsecured (F)	70,000	70,000
Accrued interest due after 2022 (G)	116,465	106,520
	1,274,765	1,015,820
Less current maturities	190,000	-
	$1,084,765	$1,015,820
(A)	Note payable of up to $500,000, 7.5%, due August 31, 2026 - On May 7, 2019, the Company entered into a note payable agreement for up to $500,000 with a related party. The note has an interest rate of 7.5% and is due on August 31, 2026. The Company borrowed $200,000 during the year ended December 31, 2019, $50,000 during the year ended December 31, 2020, and $249,000 during the year ended December 31, 2021 which remains outstanding.

(B)	2020 Note payable, 6%, due January 1, 2024 - On December 30, 2020, the Company entered into a promissory note agreement with a member of its Board. The interest payments are due quarterly. First payment to be made on April 1, 2021 and every three (3) months thereafter until the note is retired. Principal payments of one hundred thousand dollars ($100,000.00) are to be made on March 31, 2022 and January 1, 2023 and a balloon payment of $128,000 on January 1, 2024.

(C)	Convertible notes payable, 6% - The Company has a note payable to a related party of $146,300 maturing on January 1, 2024. This note’s maturity date was extended from January 1, 2020. Principal and accrued interest are convertible at the option of the holder into shares of common stock at $0.05 per share, subject to certain limitations. The notes bear interest at 6% at December 31, 2021. The rate is adjusted annually, on January 1st of each year, to the prime rate in effect on December 31st of the immediately preceding year, plus one and one quarter percent, and in no event, shall the interest rate be less than 6% per annum. The rate effective as of January 1, 2021 and 2022 was 6%.

The Company executed collateral security agreements with the note holders providing for a subordinate security interest in all the Company’s assets. Generally, upon notice, prior to the note maturity date, the Company can prepay all or a portion of the outstanding notes.

(D)	Convertible note payable, 7%, due June 30, 2023 - On February 12, 2015, the Company borrowed $25,000 from a Company officer. The note is unsecured and matured on March 31, 2018 with principal convertible at the option of the holder into shares of common stock at $0.10 per share. In 2019, the Company officer extended the due date to June 30, 2023.

(E)	Note payable, $100,000 line of credit, 6%, unsecured - On July 18, 2017, the Company entered into an unsecured line of credit financing agreement with an officer and member of its Board. The LOC Agreement provides for working capital of up to $100,000 with interest at 6% due quarterly through July 1, 2022. In consideration for providing the financing, the lender was granted an option to purchase 400,000 shares of common stock at $0.04 per share. The option expires on July 17, 2022.
(F)	Note payable, $75,000 line of credit, 6%, unsecured - On September 21, 2017, the Company entered into an unsecured line of credit financing agreement with a related party. The LOC Agreement provides for working capital of up to $75,000 with interest at 6% due quarterly through January 2, 2023. In consideration for providing the financing, the lender was granted an option to purchase 400,000 shares of common stock at $0.04 per share. The option expires on January 2, 2023.

(G)	Accrued interest due after 2022 - The accrued interest for item (C) above is not due until the due date of the loan.

      Long-Term Obligations

As of December 31, 2021, minimum future annual payments of long-term obligations and amortization of deferred financing costs are as follows:

	Annual	Annual
	Payments	Amortization	Net
Due Prior to 2022	$1,156,500	$0	$1,156,500
2022	638,000	226,677	411,323
2023	206,667	0	206,667
2024	837,408	0	837,408
2025	0	0	0
2026	499,000	0	499,000
Total long-term obligations	$3,337,575	$226,677	$3,110,898